COMMITMENTS AND CONTINGENT LIABILITIES - Environmental Matters (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies	$ 80	$ 77
Accrual For Environmental Loss Contingencies, Potential Exposure In Excess Of Accrual	170
Retained and Assumed at Divestiture [Domain]
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies	36
Indemnification Agreement [Member] | DuPont
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies	44
Indemnification Agreement [Member] | Dow | DuPont
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies	8
Indemnification Agreement [Member] | Corteva | DuPont
Site Contingency [Line Items]
Accrual for Environmental Loss Contingencies	$ 36